Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance at Dec. 31, 2010	$ 3,135,000	$ 37,000	$ 24,557,000	$ (21,459,000)
Balance, shares at Dec. 31, 2010		37,424,423
Common stock issuance ESPP plan	153,000		153,000
Common stock issuance ESPP plan, shares	122,401	122,401
Transaction fees and expenses	(41,000)		(41,000)
Issuance of stock for stock options	367,000		367,000
Issuance of stock for stock options, shares	382,500	382,500
Issuance of stock for warrants		4,000	(4,000)
Issuance of stock for warrants, shares		3,365,209
Issuance of restricted shares		120,000
Issuance of common stock for cash, net	3,002,000	2,000	3,000,000
Issuance of common stock for cash, net, shares		2,001,667
Stock compensation expense - warrants	83,000		83,000
Stock compensation expense - restricted stock	90,000		90,000
Stock compensation expense - options	285,000		285,000
Net income (loss)	(1,177,000)			(1,177,000)
Balance at Dec. 31, 2011	5,897,000	43,000	28,490,000	(22,636,000)
Balance, shares at Dec. 31, 2011		43,416,200
Common stock issuance ESPP plan	89,000		89,000
Common stock issuance ESPP plan, shares	56,805	56,805
Transaction fees and expenses	(38,000)		(38,000)
Issuance of stock for stock options	198,000		198,000
Issuance of stock for stock options, shares	197,209	197,209
Issuance of stock for warrants	262,000		262,000
Issuance of stock for warrants, shares		250,066
Issuance of common stock for intangibles	1,945,000	2,000	1,943,000
Issuance of common stock for intangibles, shares		1,360,000
Stock compensation expense - warrants	223,000		223,000
Stock compensation expense - options	575,000		575,000
Net income (loss)	65,000			65,000
Balance at Dec. 31, 2012	$ 9,216,000	$ 45,000	$ 31,742,000	$ (22,571,000)
Balance, shares at Dec. 31, 2012		45,280,280